Turnover and Segment Information - Summary of Geographical Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Turnover	£ 33,754	£ 30,821	£ 30,186
Non-current assets	53,295	34,426
UK [member]
Disclosure of geographical areas [line items]
Non-current assets	6,116	6,118
US [member]
Disclosure of geographical areas [line items]
Non-current assets	19,483	7,540
Rest of World. [member]
Disclosure of geographical areas [line items]
Non-current assets	27,696	20,768
Customer [member]
Disclosure of geographical areas [line items]
Turnover	33,754	30,821	30,186
Customer [member] | UK [member]
Disclosure of geographical areas [line items]
Turnover	942	923	940
Customer [member] | US [member]
Disclosure of geographical areas [line items]
Turnover	13,890	11,982	11,263
Customer [member] | Rest of World. [member]
Disclosure of geographical areas [line items]
Turnover	£ 18,922	£ 17,916	£ 17,983